Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of quantitative information about right-of-use assets
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2022	December 31, 2021
Properties (offices)	6,669	7,080
Vehicles	51	84
Total right-of-use assets	6,720	7,164

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(1,873)	—	(1,873)
Exchange difference	(108)	—	(108)
December 31, 2021	9,005	134	9,139
Additions	1,234	—	1,234
Lease termination	(386)	—	(386)
Exchange difference	(542)	—	(542)
December 31, 2022	9,311	134	9,445

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(1,551)	(30)	(1,581)
Lease termination	1,873	—	1,873
Exchange difference	6	—	6
December 31, 2021	(1,925)	(50)	(1,975)
Depreciation charge	(1,160)	(33)	(1,193)
Lease termination	386	—	386
Exchange difference	57	—	57
December 31, 2022	(2,642)	(83)	(2,725)

Net book amount
December 31, 2021	7,080	84	7,164
December 31, 2022	6,669	51	6,720

Depreciation of right-of-use assets have been charged to the following categories in the consolidated statement of operation:

	For the Years Ended
(in KUSD)	2022	2021	2020
R&D expenses	946	1,342	915
G&A expenses	247	239	236
	1,193	1,581	1,151
Depreciation expense for S&M was deemed to be not material.

Schedule of quantitative information about lease liabilities

(in KUSD)	December 31, 2022	December 31, 2021
Lease liabilities (short-term)	1,097	1,029
Lease liabilities (long-term)	6,564	6,994
Total lease liabilities	7,661	8,023

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(1,169)	(33)	(1,202)
Interest	222	3	225
Exchange difference	(219)	34	(185)
December 31, 2021	7,898	125	8,023
Additions	1,234	—	1,234
Cash outflow (including interest)	(1,166)	(36)	(1,202)
Interest	189	2	191
Exchange difference	(548)	(37)	(585)
December 31, 2022	7,607	54	7,661

December 31, 2021
Lease liabilities (short-term)	994	35	1,029
Lease liabilities (long-term)	6,904	90	6,994

December 31, 2022
Lease liabilities (short-term)	1,061	36	1,097
Lease liabilities (long-term)	6,546	18	6,564